DISTRIBUTIONS	12 Months Ended
Dec. 31, 2022
Distributions [Abstract]
DISTRIBUTIONS	DISTRIBUTIONS
The following table outlines distributions made to each class of partnership units, including BIPC exchangeable shares that are exchangeable into units, as well as BIPC exchangeable LP units that are exchangeable into BIPC exchangeable shares.

	For the year ended December 31,
US$ MILLIONS	2022	2021	2020
Limited Partners	$(660)	$(608)	$(588)
General Partner(1)	(244)	(209)	(185)
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	(277)	(251)	(240)
BIPC exchangeable shares	(160)	(115)	(66)
Exchangeable units(2)	(11)	(7)	(4)
Preferred unitholders	(50)	(67)	(51)
Perpetual subordinated notes	(16)	—	—
Total Distributions	$(1,418)	$(1,257)	$(1,134)

	For the year ended December 31,
PER UNIT/SHARE(3)	2022	2021	2020
Limited Partners	$1.44	$1.36	$1.29
General Partner(1)	1.44	1.36	1.29
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	1.44	1.36	1.29
BIPC exchangeable shares	1.44	1.36	1.29
Exchangeable units(2)	1.44	1.36	1.29
Preferred unitholders	1.06	1.05	0.97
Perpetual subordinated notes	1.28	—	—

(1)Distributions to the General Partner include $240 million of incentive distributions for the year ended December 31, 2022 (2021: $206 million, 2020: $183 million)
(2)Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
(3)Historical per unit disclosures have been retroactively adjusted for the impact of the three-for-two split of our units, BIPC exchangeable shares, Exchange LP units and BIPC exchangeable LP units, and the special distribution. Refer to Note 28. Partnership Capital, for further details.
For the period up until June 30, 2020, holders of the Series 1 Preferred Units, received a cumulative quarterly fixed distribution at an annual rate of 4.50% (C$0.2813 per unit per quarter). On June 1, 2020, our partnership announced the fixed distribution rate reset on its Series 1 Preferred Units for the five years commencing July 1, 2020 and ending June 30, 2025 at 3.974% (C$0.2484 per unit per quarter). Subsequent to year end, our partnership announced the fixed distribution rate reset on its Series 9 Preferred Units for the five years commencing April 1, 2023 and ending March 31, 2028. If declared, the fixed quarterly distributions on the Series 9 Preferred Units during the five years commencing April 1, 2023 will be paid at an annual rate of 6.642% (C$0.415125 per unit per quarter).